Commitments and Contingencies - Additional Information - Vessels Under Construction (Detail) $ in Thousands	9 Months Ended
	Sep. 30, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made towards commitments for construction of certain carriers and tankers	$ 492,800	$ 987,658
Newbuildings
Long-term Purchase Commitment [Line Items]
Expected cost of project	1,700,000
Payments made towards commitments for construction of certain carriers and tankers	500,000
Estimated remaining payments required to be made under newbuilding contract remainder of 2017	377,000
Estimated remaining payments required to be made under newbuilding contract in 2018	536,700
Estimated remaining payments required to be made under newbuilding contract in 2019	$ 252,100
Newbuildings | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	8
Newbuildings | Delivery in 2017 | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	2
Newbuildings | Delivery in 2018 | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	4
Newbuildings | Delivery in 2019 | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	2